Liability for Workforce Reductions and Facility Closures (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 29		$ 40		$ 29
Expense	9		22		46
Payments	(17)		(26)		(31)
Other Adjustments	(2)	[1]	(7)	[2]	(4)
Ending Balance	19		29		40
Workforce-related
Restructuring Cost and Reserve [Line Items]
Beginning Balance	14		23		24
Expense	8		20		34
Payments	(15)		(23)		(31)
Other Adjustments	(2)	[1]	(6)	[2]	(4)
Ending Balance	5		14		23
Facilities
Restructuring Cost and Reserve [Line Items]
Beginning Balance	15		17		5
Expense	1		2		12
Payments	(2)		(3)
Other Adjustments			(1)	[2]
Ending Balance	$ 14		$ 15		$ 17

[1]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.
[2]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.